PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
NOTE 3 - PROPERTY AND EQUIPMENT

The Company’s policy is to capitalize all property purchases over $1,000 and depreciates the assets over their useful lives of 3 to 7 years.

Property consists of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Computers – 3 year estimated useful life	$108,622	$96,669
Less – Accumulated Depreciation	(93,117)	(67,787)
Property and Equipment, net	$15,505	$28,882

Depreciation has been provided over each asset’s estimated useful life. Depreciation expense was $25,331, and $31,668 for the twelve months ended December 31, 2020 and 2019, respectively.